UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/05

Item 1.                                      Schedule of Investments.

Schedule of Investments (unaudited)	September 30, 2005

Par				Market
Value	Security Description			Value

	TOTAL FIXED INCOME SECURITIES 35.3%

	FEDERAL AGENCY OBLIGATIONS 19.9%
$500,000	Federal Farm Credit Bank	5.45%	06/22/15	$492,666
250,000	Federal Home Loan Bank	7.235%	10/19/10	250,366
250,000	Federal Home Loan Bank	5.00%	12/20/11	248,943
500,000	Federal Home Loan Bank	5.00%	03/28/11	498,926
250,000	Federal Home Loan Bank	5.44%	12/23/14	250,230
500,000	Federal Home Loan Bank	5.25%	02/17/15	496,297
500,000	Federal Home Loan Bank	5.55%	05/04/15	499,926
500,000	Federal Home Loan Bank	5.60%	08/24/15	499,361
500,000	Federal Home Loan Bank	5.55%	02/15/18	497,585
300,000	Federal Home Loan Bank	5.70%	02/20/18	299,721
500,000	Federal Home Loan Bank	5.70%	03/23/18	499,436
250,000	Federal Home Loan Bank	5.65%	08/13/18	247,468
500,000	Federal Home Loan Bank	6.00%	07/26/19	500,358
500,000	Federal Home Loan Bank	5.75%	03/23/22	496,584
500,000	Federal Home Loan Bank	6.00%	08/25/22	500,740
500,000	Federal Home Loan Bank	6.00%	09/01/22	500,670
500,000	Federal Home Loan Mortgage Corporation	6.00%	10/13/20	493,334
250,000	Federal Home Loan Mortgage Corporation	5.75%	11/15/21	249,154
250,000	Federal Home Loan Mortgage Corporation	6.00%	12/30/22	249,938
500,000	Federal National Mortgage Association	5.55%	06/08/15	498,398
500,000	Federal National Mortgage Association	5.55%	06/29/15	497,994
500,000	Federal National Mortgage Association	5.40%	02/23/17	496,896
500,000	Federal National Mortgage Association	5.60%	03/28/17	500,655
250,000	Federal National Mortgage Association	5.50%	04/08/19	247,755
250,000	Federal National Mortgage Association	5.52%	04/12/19	247,890
250,000	Federal National Mortgage Association	6.00%	05/03/19	250,323
250,000	Federal National Mortgage Association	6.00%	05/24/19	250,137
500,000	Federal National Mortgage Association	5.00%	07/26/19	491,850
250,000	Federal National Mortgage Association	5.63%	08/05/19	248,751
500,000	Federal National Mortgage Association	5.50%	02/10/20	497,344
500,000	Federal National Mortgage Association	5.50%	02/27/20	496,804
500,000	Federal National Mortgage Association	5.50%	02/28/20	494,991
500,000	Federal National Mortgage Association	5.65%	03/09/20	497,147
500,000	Federal National Mortgage Association	5.75%	03/09/20	498,669
500,000	Federal National Mortgage Association	5.75%	03/16/20	498,044
1,000,000	Federal National Mortgage Association	6.00%	04/06/20	1,000,182
500,000	Federal National Mortgage Association	6.00%	04/28/20	499,947
500,000	Federal National Mortgage Association	6.00%	05/19/20	500,528
500,000	Federal National Mortgage Association	5.81%	06/30/20	496,703
1,000,000	Federal National Mortgage Association	5.75%	07/07/20	992,790
500,000	Federal National Mortgage Association	6.00%	08/10/20	497,960

Par				Market
Value	Security Description			Value

	TOTAL FIXED INCOME SECURITIES (continued)

	FEDERAL AGENCY OBLIGATIONS (continued)
500,000	Federal National Mortgage Association	6.00%	08/18/20	$498,771
500,000	Federal National Mortgage Association	6.00%	08/25/20	498,622
400,000	Federal National Mortgage Association	6.00%	08/16/22	400,053
500,000	Federal National Mortgage Association	6.00%	03/21/25	499,539
500,000	Federal National Mortgage Association	6.00%	04/04/25	498,893
500,000	Federal National Mortgage Association	6.00%	06/02/25	494,647
500,000	Federal National Mortgage Association	6.00%	07/11/25	495,196
500,000	Federal National Mortgage Association	6.00%	10/13/20	499,481
500,000	Federal National Mortgage Association	6.00%	10/06/25	497,233
				22,855,896

	CORPORATE BONDS 15.0%
	FINANCIAL 5.8%
250,000	Stilwell Financial Inc.	7.00%	11/01/06	254,726
250,000	Ford Motor Credit Company	6.50%	01/25/07	250,368
250,000	Bankers Trust NY Corp.	6.70%	10/01/07	260,277
248,000	Ford Motor Credit Corp.	7.375%	10/28/09	239,761
250,000	General Motors Acceptance Corporation	7.75%	01/19/10	242,543
250,000	General Motors Acceptance Corporation	7.25%	03/02/11	232,723
250,000	Ford Motor Credit Corp.	5.30%	04/20/11	205,632
250,000	Household Finance Corp.	6.375%	10/15/11	267,747
200,000	Ford Motor Credit Corp.	7.00%	11/26/11	175,782
250,000	General Motors Acceptance Corporation	7.00%	02/01/12	226,048
250,000	Goldman Sachs & Company	8.00%	03/01/13	292,503
250,000	Allstate Corp.	7.50%	06/15/13	288,237
500,000	Harleysville Group	5.75%	07/15/13	488,848
500,000	General Motors Acceptance Corporation	6.75%	12/01/14	435,631
250,000	Security Benefit Life Insurance Company	8.75%	05/15/16	305,509
250,000	General Motors Acceptance Corporation	7.25%	09/15/17	191,764
250,000	Lincoln National Corp.	7.00%	03/15/18	282,179
500,000	Provident Companies	7.00%	07/15/18	496,473
250,000	Berkeley (WR) Corporation	6.15%	08/15/19	252,890
250,000	Household Finance Corp.	5.25%	06/15/23	232,655
250,000	Liberty Mutual Insurance Company	8.50%	05/15/25	294,266
250,000	Provident Companies	7.25%	03/15/28	243,934
500,000	Farmers Exchange Capital	7.05%	07/15/28	517,723

				6,678,219

	INDUSTRIAL 7.4%
250,000	Lucent Technologies	7.25%	07/15/06	255,625
250,000	Halliburton Company	6.00%	08/01/06	252,499
250,000	Steelcase Inc.	6.375%	11/15/06	251,333

Par				Market
Value	Security Description			Value

	TOTAL FIXED INCOME SECURITIES (continued)

	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
250,000	Goodyear Tire & Rubber Co.	6.625%	12/01/06	$251,250
250,000	Sherwin-Williams Co.	6.85%	02/01/07	256,964
250,000	Goodyear Tire & Rubber Co.	8.50%	03/15/07	258,750
250,000	Continental Airlines	6.32%	11/01/08	248,832
350,000	Corning Incorporated	6.30%	03/01/09	362,626
500,000	SUPERVALU Inc.	7.875%	08/01/09	543,671
142,388	Delta Air Lines Inc.	7.379%	05/18/10	136,935
250,000	Daimler Chrysler	7.75%	01/18/11	277,195
250,000	Hertz Corporation	7.40%	03/01/11	242,521
450,000	Northwest Airlines	6.841%	04/01/11	427,491
250,000	General Foods Corporation	7.00%	06/15/11	250,080
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	243,125
200,000	Ford Motor Company	9.50%	09/15/11	200,500
250,000	Delta Air Lines Inc.	7.111%	09/18/11	242,003
250,000	American Airlines Inc.	7.858%	10/01/11	255,987
250,000	Kerr McGee Corp.	7.00%	11/01/11	251,250
250,000	Bombardier Inc.	6.75%	05/01/12	234,375
250,000	General Motors Corp.	7.125%	07/15/13	214,375
250,000	Willamette Industries	7.125%	07/22/13	275,836
214,438	General American Transportation	7.50%	02/28/15	211,937
250,000	Maytag Corp.	5.00%	05/15/15	230,000
250,000	Servicemaster Company	7.10%	03/01/18	284,278
250,000	Daimler Chrysler	5.65%	06/15/18	236,455
350,000	PPG Industries	7.40%	08/15/19	423,855
500,000	Wyeth	6.45%	02/01/24	550,379
500,000	The Toro Company	7.80%	06/15/27	585,012
				8,455,139

	UTILITIES 1.8%
250,000	Public Services of Colorado	6.375%	11/01/05	250,437
250,000	Monongahela Power Company, Inc.	5.00%	10/01/06	250,571
250,000	Xcel Energy Inc.	7.00%	12/01/10	273,178
250,000	TECO Energy, Inc.	7.00%	05/01/12	265,000
250,000	Verizon Global Funding Corp..	6.875%	06/15/12	276,172
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	246,901
250,000	South Jersey Gas Co.	7.125%	10/22/18	291,334
250,000	United Utilities	5.375%	02/01/19	245,828
				2,099,421

	TOTAL CORPORATE BONDS			17,232,779

Par				Market
Value	Security Description			Value

	TOTAL FIXED INCOME SECURITIES (continued)

	CONVERTIBLE CORPORATE BONDS 0.2%
	UTILITIES 0.2%
276,400	Noram Energy	6.00%	03/15/12	$277,091

Number of Shares
	NON-CONVERTIBLE PREFERRED STOCK 0.2%
	FINANCIAL 0.2%
10,000	St. Paul Capital Trust I	7.60%	258,400

	TOTAL FIXED INCOME SECURITIES		$40,624,166

	COMMON STOCKS 61.6%
	BASIC INDUSTRIES 5.9%
65,000	Bemis Company, Inc.		1,605,500
80,000	H. B. Fuller Company		2,486,400
118,000	The Valspar Corporation		2,660,840
			6,752,740

	CAPITAL GOODS 6.1%
75,000	Graco Inc.		2,571,000
20,000	Ingersoll-Rand Company Limited		764,600
46,000	MTS Systems Corporation		1,737,420
55,000	Pentair, Inc.		2,007,500
			7,080,520

	CONSUMER CYCLICAL 2.6%
59,000	Briggs & Stratton Corporation		2,040,810
15,000	Genuine Parts Company		643,500
30,000	Sturm, Ruger & Company, Inc.		276,000
			2,960,310

	CONSUMER STAPLE 6.5%
37,000	General Mills, Inc.		1,783,400
12,000	Hershey Foods Corporation		675,720
61,000	Hormel Foods Corporation		2,012,390
22,000	Kimberly-Clark Corporation		1,309,660
40,000	Newell Rubbermaid Inc.		906,000
25,000	SUPERVALU Inc.		778,000
			7,465,170

Number of Shares	Security Description	Market Value

	COMMON STOCKS (continued)
	DIVERSIFIED 4.4%
42,000	General Electric Company	$1,414,140
50,000	3M Company	3,668,000
		5,082,140

	ENERGY 7.3%
25,000	BP p.l.c.	1,771,250
26,000	Burlington Resources Inc.	2,114,320
26,000	Exxon Mobil Corporation	1,652,040
24,000	Murphy Oil Corporation	1,196,880
20,000	Schlumberger Limited	1,687,600
		8,422,090

	FINANCIAL 12.6%
15,000	American Express Company	861,600
28,000	Associated Banc-Corp.	853,440
20,000	Bank of America Corporation	842,000
20,000	Jefferson-Pilot Corporation	1,023,400
31,000	Merrill Lynch & Co., Inc.	1,901,850
45,000	J.P .Morgan Chase & Co.	1,526,850
38,000	The St. Paul Travelers Companies, Inc.	1,705,060
50,000	TCF Financial Corporation	1,337,500
51,000	U.S. Bancorp	1,432,080
52,000	Wells Fargo & Company	3,045,640
		14,529,420

	HEALTH CARE 7.6%
50,000	Baxter International Inc.	1,993,500
50,000	Bristol-Myers Squibb Company	1,203,000
16,000	Johnson & Johnson	1,012,480
27,000	Merck & Co., Inc.	734,670
86,000	Pfizer Inc.	2,147,420
35,000	Wyeth	1,619,450
		8,710,520

	TECHNOLOGY 7.0%
70,000	Corning Incorporated *	1,353,100
10,000	eFunds Corporation *	188,300
49,000	Emerson Electric Co.	3,518,200
47,000	Honeywell International Inc.	1,762,500
15,000	International Business Machines Corporation	1,203,300
		8,025,400

Number of Shares	Security Description	Market Value

	COMMON STOCKS (continued)
	UTILITIES 1.6%
32,000	Verizon Communications Inc.	$1,046,080
40,000	Xcel Energy Inc.	784,400
		1,830,480

	TOTAL COMMON STOCK	$70,858,790

PAR/Shares
	SHORT TERM INVESTMENTS 4.1%
1,000,000	Citigroup Global Discounted Commercial Paper 3.66%, due 10/17/05	$998,378
3,695,506	First American Prime Obligation Fund, Class I	3,695,505

	TOTAL SHORT TERM INVESTMENTS	$4,693,883

	TOTAL INVESTMENTS 101.0%	$116,176,839

	OTHER ASSETS AND LIABILITIES (NET) (1.0)%	(1,106,600)

	TOTAL NET ASSETS 100%	$115,070,239

* Non-income-producing

The financial information in the Schedule of Investments and the financial statements on the following page have not been audited by our independent registered public accounting firm who do not express an opinion thereon.  The financial statements of the Fund will be subject to audit by our independent registered public accounting firm as of the close of the calendar year.

Item 2.             Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.             Exhibits

(a)                                  Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President

Date 11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	11/29/05

By (Signature and Title)

* /s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	11/29/05

*  Print the name and title of each signing officer under his or her signature.